LONG-TERM BANK LOANS (Details Textual) € in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2004	Dec. 31, 2015 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 USD ($)
Compensating Bank Deposit Included In Short Term Deposit		$ 2,643			$ 2,343
Compensating Bank Deposit Included In Long Term Deposit		2,910			2,553
Compensating Bank Deposit		$ 5,553			$ 4,896
Debt Instrument, Maturity Date	Nov. 09, 2024
Loans With Israeli Commercial Banks First Principal [Member]
Debt Instrument, Interest Rate Terms		LIBOR plus 1%-2.5%
2015 Loans
Debt Instrument, Face Amount		$ 3,000		€ 3,000
Debt Instrument, Frequency of Periodic Payment		20 equal quarterly installments
2011 Loans
Debt Instrument, Face Amount			$ 23,750
Debt Instrument, Maturity Date			Sep. 30, 2017
2011 Loans | Loans With Israeli Commercial Banks First Principal [Member]
Debt Instrument, Face Amount			$ 19,850
Debt Instrument, Interest Rate During Period			0.50%
Debt Instrument, Interest Rate Terms			LIBOR plus 2.1%-4.35%
Debt Instrument, Frequency of Periodic Payment			20 equal quarterly installments
2011 Loans | Loans With Israeli Commercial Banks Second Principal [Member]
Debt Instrument, Face Amount			$ 3,900
Debt Instrument, Frequency of Periodic Payment			10 equal semiannual payments